Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 42,826	$ 1,525	$ 41,867	$ 44,986
Adjustments for:
Depreciation	30,942	1,102	30,923	27,482
Amortization	5,424	193	4,253	4,386
Amortization of incremental costs of obtaining contracts	772	27	1,173	1,941
Expected credit loss (reversal of credit loss)	45	2	(125)	920
Interest expenses	206	7	104	18
Interest income	(116)	(4)	(251)	(197)
Dividend income	(246)	(9)	(296)	(396)
Compensation cost of share-based payment transactions	8	0	2	17
Share of profits of associates and joint ventures accounted for using equity method	(244)	(9)	(459)	(509)
Loss (gain) on disposal of property, plant and equipment	(1,428)	(51)	38	(142)
Gain on disposal of investment properties	(151)	(5)	0	0
Loss on disposal of intangible assets	2	0	0	0
Loss (gain) on disposal of financial instruments	2	0	(4)	(6)
Gain on disposal of investments accounted for using equity method	(10)	0	(151)	0
Provision for impairment loss and obsolescence of inventory	1,161	41	475	365
Impairment loss on property, plant and equipment	0	0	93	0
Reversal of impairment loss on investment properties	(27)	(1)	(57)	(19)
Impairment loss on intangible assets	9	0	9	51
Impairment loss on other assets	0	0	44	0
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	99	4	38	21
Others	4	0	(26)	(17)
Changes in operating assets and liabilities:
Financial assets mandatorily measured at fair value through profit or loss	0	0	0	63
Contract assets	(203)	(7)	173	2,751
Trade notes and accounts receivable	4,071	145	4,039	1,354
Receivables from related parties	(214)	(8)	7	25
Inventories	3,915	139	(2,698)	(6,778)
Prepayments	173	6	115	418
Other current monetary assets	355	13	(155)	(173)
Other current assets	156	6	146	(261)
Incremental cost of obtaining contracts	(829)	(30)	(781)	(802)
Contract liabilities	(3,289)	(117)	6,701	2,653
Trade notes and accounts payable	21	1	(5,152)	1,065
Payables to related parties	(8)	0	(264)	234
Other payables	(924)	(33)	697	(1,089)
Provisions	95	4	97	27
Other current liabilities	46	2	(159)	422
Net defined benefit plans	(174)	(6)	534	(1,535)
Cash generated from operations	82,469	2,937	80,950	77,275
Interest paid	(161)	(5)	(104)	(18)
Income tax paid	(7,852)	(280)	(8,419)	(10,891)
Net cash provided by operating activities	74,456	2,652	72,427	66,366
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(85)	(3)	(60)	(290)
Proceeds from disposal of financial assets at fair value through other comprehensive income	297	11	0	0
Proceeds from return of financial assets at fair value through other comprehensive income	0	0	9	7
Acquisition of financial assets at fair value through profit or loss	(39)	(1)	(443)	0
Proceeds from disposal of financial assets at fair value through profit or loss	30	1	146	0
Acquisition of time deposits and negotiable certificates of deposit with maturities of more than three months	(5,216)	(186)	(14,381)	(9,720)
Acquisition of repurchase agreements collateralized by bonds with maturities of more than three months	0	0	(15)	0
Proceeds from disposal of time deposits and negotiable certificates of deposit with maturities of more than three months	6,630	236	16,520	5,655
Proceeds from disposal of repurchase agreements collateralized by bonds with maturities of more than three months	15	1	0	0
Acquisition of investments accounted for using equity method	(10)	0	(4,190)	(205)
Proceeds from disposal of investments accounted for using equity method	0	0	32	3
Proceeds from capital reduction of investments accounted for using equity method	0	0	0	19
Acquisition of property, plant and equipment	(23,511)	(838)	(24,166)	(28,550)
Proceeds from disposal of property, plant and equipment	319	11	48	264
Acquisition of intangible assets	(47,605)	(1,695)	(363)	(498)
Acquisition of investment properties	(54)	(2)	(1)	(6)
Proceeds from disposal of investment properties	188	7	0	0
Increase in other noncurrent assets	(208)	(7)	(1,122)	(80)
Interest received	125	4	257	187
Dividends received	516	17	602	600
Net cash inflow on acquisition of subsidiaries	354	13	0	0
Net cash used in investing activities	(68,254)	(2,431)	(27,127)	(32,614)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	115	4	575	360
Repayment of short-term loans	(142)	(5)	(585)	(330)
Proceeds from short-term bills payable	41,000	1,460	0	0
Repayment of short-term bills payable	(34,000)	(1,211)	0	0
Proceeds from issuance of bonds	20,000	712	0	0
Payments for transaction costs attributable to the issuance of bonds	(21)	(1)	0	0
Increase in customers’ deposits	62	2	8	31
Payments for the principal of lease liabilities	(3,683)	(131)	(3,728)	0
Increase in other noncurrent liabilities	342	13	233	84
Cash dividends paid	(32,783)	(1,167)	(34,746)	(37,205)
Partial disposal of interests in subsidiaries without losing control	0	0	0	1,175
Cash dividends distributed to noncontrolling interests	(775)	(28)	(710)	(958)
Change in other noncontrolling interests	81	3	18	1,806
Unclaimed dividend	2	0	1	2
Net cash used in financing activities	(9,802)	(349)	(38,934)	(35,035)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(30)	(1)	39	103
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,630)	(129)	6,405	(1,180)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	34,050	1,212	27,645	28,825
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 30,420	$ 1,083	$ 34,050	$ 27,645